Risk Administration (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) malt	Dec. 31, 2018 CLP ($) malt	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Statement [Line Items]
Other financial liabilities		$ 270,635,594	$ 189,108,199	$ 160,489,567
Financial assets	$ 517,490,494	$ 672,389,766
Percentage of entitys revenue	29.10%	27.90%
Percentage Of Entity Total Costs	64.00%	61.00%	62.00%
Foreign exchange gain (loss)	$ (9,054,155)	$ 3,299,657	$ (2,563,019)
Percentage Increase Decrease In Exchange Rate	10.00%
Gains (losses) on exchange differences on translation, net of tax	$ 345,986	63,008	(5,661)
Gain Loss On Exchange Difference Net Of Tax,Hypothetical Effect On Net Income	(27,683,581)	(22,116,350)	(18,772,323)
Profit (loss) from operating activities	233,965,051	472,751,376	227,177,411
Reserve of exchange differences on translation	101,931,435	118,054,328	153,541,761
Finance costs	27,720,203	23,560,662	24,166,313
Profit (loss) before tax	185,621,574	458,211,348	196,474,395
Income From Indexation Units	$ (8,255,001)	$ 742,041	$ (110,539)
Cost Of Cans Percentage In Direct Costs	17.00%	12.00%	12.00%
Percentage of Grape Needs Acquire From Long-Term Agreements	19.00%	(11.00%)
Wine Cost Percentage in Direct Costs	60.00%	64.00%
Cost of sales, food and beverage	$ 694,307,741	$ 650,386,343	$ 586,223,676
Credit Worthiness Percentage	100.00%	(99.00%)
Provisions	$ 5,792,821	$ 6,059,201
Borrowings, interest rate basis	possible increase of 100 bps in variable interest rates
Malt Percentage In Direct Cost	6.00%	5.00%	6.00%
Subsidiaries [Member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	$ 272,584,756	$ 247,679,930
Associates [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	1,149,291	958,474
Joint ventures where entity is venturer [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	125,518,313	121,448,016
Foreign Subsidiaries [Member]
Statement [Line Items]
Profit (loss) from operating activities	$ 20,517,569	$ 56,533,194	$ 46,395,490
CHILE
Statement [Line Items]
Percentage of entitys revenue	7.00%	7.00%	7.00%
ARGENTINA
Statement [Line Items]
Acquisition Of Raw Materials | malt	79,459	73,498
Argentine Peso And Parauayan Guarani [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Reserve of exchange differences on translation	$ 39,925,236	$ 37,008,642	$ 21,161,126
US Dollar [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Currency risk [member]
Statement [Line Items]
Credit exposure	$ 104,821,573	88,218,862
Other financial liabilities	43,638,446	25,403,961
Financial assets	$ 207,727,159	$ 212,008,612
Percentage Of Entity Total Costs	64.00%	61.00%	62.00%
Currency risk [member] | Country of domicile [member]
Statement [Line Items]
Financial assets	$ 8,440,013	$ 1,364,230
Accounts Receivable Percentage In Total Trade Accounts Receivable	63.00%	(63.00%)	66.00%
Credit Insurance Coverage Rate		86.00%	(84.00%)
Description Of Trade Receivable Structure In Entity	As of December 31, 2019, the Company has approximately 1,381 customers (1,294 in 2018) with more than Ch$ 10 million in debt each, which altogether represent approximately 85% (86% in 2018) of total trade accounts receivable. There are 265 customers (261 customers in 2018) with balances in excess of Ch$ 50 million each, representing approximately 73% (75% in 2018) of the total accounts receivable. The 92% (90% in 2018) of those accounts receivable are covered by credit insurance.
Currency risk [member] | Country of domicile [member] | Top of range [member]
Statement [Line Items]
Credit Insurance Coverage Rate	90.00%
Currency risk [member] | Foreign countries [member]
Statement [Line Items]
Credit exposure	$ 28,167,683	$ 7,871,677
Accounts Receivable Percentage In Total Trade Accounts Receivable	14.00%	(12.00%)
Description Of Trade Receivable Structure In Entity	As of December 31, 2019, there were 68 customers (58 in 2018) with more than ThCh$ 65,000 of debt each, which represent 93% (92% in 2018) of VSPT's total export market accounts receivable.
Credit Insurance Coverage Rate For Individual Accounts Receivable	99.10%	(99.50%)
Credit Insurance Coverage Rate For Total Trade Accounts Receivable	89.00%	(90.00%)
Currency risk [member] | Chilean Pesos [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	14.00%	(9.00%)
Currency risk [member] | Unidades de Fomento [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	86.00%	91.00%
Exchange rate sensitivity analysis [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 2,051,757	$ 5,653,319	$ 4,639,549
Interest Rate Risk [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, net of tax	616,121	99,589	(76,478)
Profit (loss) before tax	43,854	5,059	17,176
Interest Rate Risk [Member] | Floating interest rate [member]
Statement [Line Items]
Borrowings	$ 12,015,001	$ 8,576,258
Debt Classification Percentage	4.00%	3.00%
Interest Rate Risk [Member] | Fixed interest rate [member]
Statement [Line Items]
Debt Classification Percentage	96.00%	97.00%
Percentage of debt after considering the effect of interest rates and currency swaps	98.60%	99.80%
Inflation Risk [Member]
Statement [Line Items]
Percentage Change In Monetary Units	3.00%
Inflation Risk Impact On Net Income Loss	$ 4,781,394	$ 3,380,752	1,419,965
Income From Indexation Units	$ (8,255,001)	$ 742,041	$ (110,539)
Raw material price risk [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	43.00%	41.00%
Wine Supply Percentage From Third Party	73.00%	(74.00%)
Raw material price risk [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	27.00%	26.00%
Wine Supply Percentage From Third Party	54.00%	(63.00%)
Raw material price risk [Member] | International Business Operating Segment [Member]
Statement [Line Items]
Cost Of Cans Percentage In Direct Costs	38.00%	38.00%	33.00%
Wine Cost Percentage in Direct Costs		38.00%
Change In Direct Costs Impact On Loss Income Before Tax	$ 14,807,640	$ 13,545,233	$ 10,404,929
Raw material price risk [Member] | Wine Operaing Segment [Member]
Statement [Line Items]
Change In Direct Costs Impact On Loss Income Before Tax	$ 8,310,433	8,734,204	8,215,317
Raw material price risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
Statement [Line Items]
Wine Cost Percentage in Direct Costs	33.00%
Raw material price risk [Member] | Chile operating segment [Member]
Statement [Line Items]
Change In Direct Costs Impact On Loss Income Before Tax	$ 33,084,911	$ 30,150,723	$ 28,604,884
Commodity price risk [member] | Chile operating segment [Member]
Statement [Line Items]
Raw Material Percentage In Direct Costs	31.00%	27.00%	29.00%